Trade Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31
	2025	2024
Composition:

Trade payables	1,011	1,154
Checks payable	31	-
	1,042	1,154